SHARE OF ASSOCIATES AND JOINT VENTURES' PROFIT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share of associates and joint ventures’ profit (loss) [Abstract]
Disclosure of Share of Associates and Joint Ventures’ Profit (Loss)

	US Dollars
Figures in millions	2021	2020	2019

Revenue	697	677	616
Operating costs and other expenses	(370)	(353)	(452)
Profit on sale of joint ventures	—	19	—
Net interest received	7	5	10
Profit (loss) before taxation	334	348	174
Taxation	(85)	(70)	(35)
Profit (loss) after taxation	249	278	139
Impairment reversal of investments in associates	—	—	23
Impairment reversal of investments in joint ventures (note 17)	—	—	6
Share of associates and joint ventures’ profit (loss) (note 30)	249	278	168